CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Contract revenues		$ 1,356.4	$ 1,603.6	$ 1,302.7
Reimbursable revenues		32.8	49.9	39.9
Other revenues	[1]	211.1	88.1	0.0
Total operating revenues		1,600.3	1,741.6	1,342.6
Operating expenses
Vessel and rig operating expenses	[1]	(373.9)	(495.5)	(425.0)
Amortization of favorable contracts		(70.6)	(66.9)	(14.8)
Reimbursable expenses		(30.2)	(45.7)	(37.9)
Depreciation and amortization		(266.3)	(237.5)	(198.7)
General and administrative expenses	[1]	(41.2)	(52.3)	(51.4)
Total operating expenses		(782.2)	(897.9)	(727.8)
Operating income		818.1	843.7	614.8
Financial items
Interest income		11.5	9.8	3.7
Interest expense	[1]	(180.0)	(192.5)	(140.9)
Loss on derivative financial instruments	[1]	(18.0)	(82.9)	(124.9)
Currency exchange gain / (loss)		0.6	1.6	(3.3)
Gain on bargain purchase	[1]	0.0	9.3	0.0
Total financial items		(185.9)	(254.7)	(265.4)
Income before income taxes		632.2	589.0	349.4
Income tax expense		(86.5)	(100.6)	(34.8)
Net income		545.7	488.4	314.6
Net income attributable to the non-controlling interest		(264.7)	(231.2)	(176.4)
Net income attributable to Seadrill Partners LLC owners		$ 281.0	$ 257.2	$ 138.2
Earnings per unit (basic and diluted)
Common unitholders (in usd per share)		$ 3.20	$ 2.45	$ 1.75
Subordinated unitholders (in usd per share)		$ 2.28	$ 2.45	$ 1.75

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".